Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of revenues
Total revenues, gross	$ 974,783	$ 971,620	$ 967,307
Deferred revenues adjustment	(438)	(3,152)	(49,673)
Total Revenues, net	974,345	968,468	917,634
Prepaid expenses
Disaggregation of revenues
Prepaid sales commissions	12,387	10,407
Noncurrent assets
Disaggregation of revenues
Prepaid sales commissions	11,620	9,493
Subscription revenues
Disaggregation of revenues
Total revenues, gross	805,518	794,097	785,717
Transaction revenues
Disaggregation of revenues
Total revenues, gross	$ 169,265	$ 177,523	$ 181,590